INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Operating Loss Carryforwards	$ 332,850
Corporate tax rate	23.00%	23.00%	23.00%
Tax rate	21.00%
Tax rate of development area	7.50%
Tax rate on dividends distributed from income from preferred technological enterprises	20.00%
Tax rate on dividend distributed to foreign corporate shareholder	4.00%